Schedule of Cash Paid for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal	$ (169,582)
State
Foreign
Total	$ (169,582)